INCOME TAXES (DETAILS) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 30, 2011	Sep. 30, 2011	Jul. 01, 2011	Apr. 01, 2011	Dec. 28, 2012	Dec. 30, 2011	Dec. 31, 2010
Effective income tax rate continuing operations tax rate reconciliation [Abstract]
U.S. statutory rate applied to income (loss) before taxes ($)									$ 215.5	$ (85.9)	$ 179.8
U.S. statutory rate applied to income (loss) before taxes (%)									35.00%	35.00%	35.00%
State taxes, net of federal benefit ($)									26.3	11.2	17.9
State taxes, net of federal benefit (%)									4.30%	(4.60%)	3.50%
Change in indefinite reinvestment assertion ($)											(57.2)
Change in indefinite reinvestment assertion (%)											(11.10%)
Adjustments to valuation allowances ($)									4.0	19.6	14.6
Adjustments to valuation allowances (%)									0.60%	(8.00%)	2.80%
Adjustments related to changing foreign tax credits to deductions ($)											12.6
Adjustments related to changing foreign tax credits to deductions (%)											2.50%
Foreign income taxed at rates other than 35% ($)									(26.0)	(28.2)	(19.8)
Foreign income taxed at rates other than 35% (%)									(4.20%)	11.50%	(3.90%)
Goodwill impairment ($)										207.1
Goodwill impairment (%)										(84.40%)
Exclusion of tax on noncontrolling interests ($)									(29.9)	(30.1)	(23.7)
Exclusion of tax on noncontrolling interests (%)									(4.90%)	12.30%	(4.60%)
Other adjustments ($)									0	(1.9)	3.4
Other adjustments (%)									0.00%	0.80%	0.60%
Total income tax expense (benefit)	34.7	66.1	40.5	48.6	46.8	(39.5)	45.5	39.0	189.9	91.8	127.6
Effective income tax rate %								(3.60%)	30.80%	(37.40%)	24.80%
Other income tax disclosure (Textuals) [Abstract]
Federal, state and foreign NOL carryovers resulted in a deferred tax asset	132.2								132.2
Deferred tax assets valuation allowance	106.0								106.0
Tax-deductible portion of acquired goodwill	223.2				316.5				223.2	316.5
Estimated tax deduction for goodwill for subsequent year	85.5								85.5
Indefinite reinvestment of undistributed foreign earnings									499.1
Increase in net income attributable to indefinite reinvestment of funds received from sale of equity interest foreign subsidiary	42.1								42.1
Federal [Member]
Operating loss carryforwards [Line Items]
Operating loss carryforwards	15.9								15.9
Operating loss carryforwards expiration dates									These federal NOL carryovers expire in years 2021 through 2025. These federal NOL carryovers expire in years 2021 through 2025.
State [Member]
Operating loss carryforwards [Line Items]
Operating loss carryforwards	297.0								297.0
Operating loss carryforwards expiration dates									These state NOL carryovers expire in years 2013 through 2031. These state NOL carryovers expire in years 2013 through 2031.
Foreign [Member]
Operating loss carryforwards [Line Items]
Operating loss carryforwards	$ 544.4								$ 544.4
Operating loss carryforwards expiration dates									The majority of the foreign NOL carryovers have no expiration date. The majority of the foreign NOL carryovers have no expiration date.